SHARE INCENTIVE PLANS	12 Months Ended
Dec. 31, 2011
SHARE INCENTIVE PLANS

16. SHARE INCENTIVE PLANS

2008 Equity and Performance Incentive Plan

In May 2008, the Company authorized an equity compensation plan (the “2008 Equity and Performance Incentive Plan”) that provides for the issuance of options to purchase up to 30,888,889 ordinary shares to the Company’s employees, non-employee directors, officers and consultants. The maximum aggregate number of ordinary shares that may be issued was increased to 36,562,358 shares on February 24, 2010 in an amendment to the 2008 Equity and Performance Incentive Plan.

In 2009, 2010 and 2011, the Company granted options to employees to purchase 8,778,000, 11,539,550 and 3,928,720 ordinary shares, respectively, under the Company’s 2008 Equity and Performance Incentive Plan at a weighted average exercise price of US$0.50 per share for 2009, US$0.65 per share for 2010 and US$0.57 per share for 2011. Pursuant to the 2008 Equity and Performance Incentive Plan, 25% of the options will vest and become exercisable on each of the four anniversaries of the date of grant. The options granted shall become immediately exercisable upon the consummation of a change of control (excluding a public offering).

The Company’s share-based compensation expense with respect to options granted to the employees was measured based on the estimated fair value of the Company’s ordinary shares at the date of grant using the Black-Scholes option pricing model and is recognized, adjusted for the estimated forfeiture, on a straight-line basis. Management utilized the results from a third party valuation firm to assist in the determination of the fair value of the ordinary shares underlying the options prepared on a retrospective basis before the consummation of the qualifying IPO dated October 19, 2010.

Share-based compensation expense related to the options granted by the Company under the 2008 Equity and Performance Incentive Plan amounted to approximately US$251,950, US$930,355 and US$1,420,531 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Company’s share option activities as of December 31, 2010 and 2011 and changes during the years then ended are presented below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2008	20,615,700	0.50	9.54

Granted	8,778,000	0.50
Exercised	—
Forfeited	(2,591,825)	0.50
Cancelled	(278,975)	0.50

Outstanding at December 31, 2009	26,522,900	0.50	8.87	1,326,145

Vested and expected to vest at December 31, 2009	18,989,364	0.50	8.86	949,468

Vested and exercisable at December 31, 2009	4,503,975	0.50	8.54	225,199

Granted	11,539,550	0.65
Exercised	—	—
Forfeited	(2,230,000)	0.53
Cancelled	(498,850)	0.50

Outstanding at December 31, 2010	35,333,600	0.55	8.38	3,195,837

Vested and expected to vest at December 31, 2010	30,360,591	0.53	8.34	3,297,614

Vested and exercisable at December 31, 2010	10,330,863	0.50	7.72	1,434,842

Granted	3,928,720	0.57
Exercised	(509,400)	0.50
Forfeited	(3,619,373)	0.56
Cancelled	(2,539,707)	0.51

Outstanding at December 31, 2011	32,593,840	0.55	7.65	—

Vested and expected to vest at December 31, 2011	29,978,915	0.55	7.60	—

Vested and exercisable at December 31, 2011	15,366,864	0.52	7.05	—

As the weighted average exercise price exceeds the fair value of the ordinary share of the Company as of December 31, 2011, there is no intrinsic value as of December 31, 2011.

The aggregate intrinsic value is calculated as the difference between the fair value of ordinary shares in an amount of US$0.55, US$0.64 and US$0.40 per share as of December 31, 2009, 2010 and 2011, respectively and the exercise prices of the options.

The weighted average grant date fair value of options granted during the two years ended December 31, 2010 and 2011 was US$0.32 and US$0.24, respectively. The total fair value of options vested during the two years ended December 31, 2010 and 2011 was US$543,571 and US$1,182,809, respectively.

The options exercised during 2009, 2010 and 2011 were nil, nil and 509,400 which had an aggregate intrinsic value of nil, nil and US$69,316, respectively. In 2011, total cash received from the exercise of options amounted to US$237,229.

In 2011, the Company reached an agreement with certain employee to keep the vested portion of granted options as of resignation date still effective and exercisable for a longer period. The total options subject to such modification were 386,100. Accordingly the incremental fair value was assessed using the Black-Scholes option pricing model as of the modification dates and charged immediately upon the modification amounting to US$76,424.

As of December 31, 2011, there was US$2,771,131 of unrecognized compensation cost, adjusted for the estimated forfeitures, related to non-vested share-based awards granted to the Company’s employees. This cost is expected to be recognized over a weighted average period of 1.7 years. Total compensation cost may be adjusted for future changes in estimated forfeitures.

The fair value of each option granted under the Company’s 2008 Equity and Performance Incentive Plan is estimated on the date of grant using the Black-Scholes option pricing model that used assumptions noted in the following table:

	For the Years Ended December 31,
	2009	2010	2011
Risk-free interest rate(1)	3%-3.72%	1.68%-3.37%	1.08%-2.65%
Expected life (in years)(2)	5-7 years	5-7 years	5-7 years
Expected dividend yield(3)	0%	0%	0%
Expected volatility(4)	42%-43%	40%-44%	37%-44%
Fair value per option at grant date	0.18-0.28	0.20-0.35	0.16-0.32

(1)	The risk-free interest rate for periods within the contractual life of the share option is based on the rate of US$ China government bond yield in effect at the time of grant for a term consistent with the expected term of the awards.
(2)	The expected term of share options granted under the 2008 Equity and Performance Incentive Plan is developed giving consideration to vesting period, contractual term, share price, employee’s level within the organization and the expected volatility of the underlying share.
(3)	The Company has no expectation of paying dividends on its common shares during the term of the options.
(4)	Expected volatility related to share options is estimated based on the average historical data volatilities of the Company and comparable companies’ ordinary shares in similar industry over a time period commensurate with the expected term of the awards as at the valuation dates.

Founder’s 2008 Equity and Performance Incentive Plan

In May 2008, the Company authorized Founder’s 2008 Equity and Performance Incentive Plan. The founders of the Company have authorized grants of restricted share units (“RSUs”) currently owned by them to certain members of the senior management of the Company (the “Founder’s 2008 Equity and Performance Incentive Plan”). The RSUs provide for the issuance of up to 20,000,000 ordinary shares upon the vesting of RSUs.

In 2009, 2010 and 2011, the founders granted RSUs representing the rights to receive 2,100,000, 2,200,000 and nil ordinary shares under the Founder’s 2008 Equity and Performance Incentive Plan, respectively. Fifty-percent (50%) of the grantee’s RSUs awarded shall vest on the first anniversary of the date of grant and the remaining fifty-percent (50%) will vest on the second anniversary of the date of grant. The actual number of RSUs vesting annually is subject to certain performance criteria. If certain annual performance conditions are not met, a portion of the awards may not vest and be carried over to the third year of vesting. If the grantee remains an employee of the Company on the third anniversary of the date of grant, any RSUs that have not vested due to not meeting the performance criteria shall vest upon such date. In addition, the vesting of the RSUs is subject to the earlier of the Company completing an initial public offering or a change of control (the “First Conversion Date”). Any RSUs that have not vested as of a change of control event (excluding an initial public offering) shall become fully vested upon such date.

If the grantee’s employment is terminated for cause or he or she terminates with the Company or any subsidiary for any reason prior to the earlier of an initial public offering or change of control (the “Restriction Period”), then all vested and unvested RSUs will be forfeited and become null and void at no cost to the founders or the Company (or convert into ordinary shares only on a case-by-case basis as determined by the Board of Directors for a PRC employee). Upon the completion of the initial public offering dated October 19, 2010, all vested RSUs became exercisable and all unvested RSUs will continue to vest based on its original vesting conditions.

No share-based compensation expense was recorded in 2009 on the RSUs as the IPO performance condition was not considered probable until it occurred. The RSUs are accounted for as if they were unvested as of December 31, 2009. The grantee shall have no rights as a shareholder with respect to any shares covered by the RSUs until the date shares are vested and the corresponding ordinary shares are transferred from our founders to the grantee. No adjustment shall be made for dividends, distributions or other rights for which the record date is prior to such date.

For the year ended December 31, 2010, compensation costs of US$2,817,520 on the RSUs were recognized after the IPO performance condition was realized, including compensation costs of US$2,478,731 were recognized immediately upon the completion of the qualifying IPO.

2010 Share Incentive Plan

In December 2010, the Company established the 2010 Share Incentive Plan (the “2010 Plan”). Under the 2010 Plan, a committee of the board of directors, in its sole discretion, is authorized to grant options, restricted shares or RSUs to recipients including directors, employees and consultants. One of the founders of the Company has agreed to contribute up to 18,000,000 ordinary shares of the Company beneficially owned by him or his family to the Company in connection with the issuance of ordinary shares upon vesting or exercise of share incentive awards granted to the directors, employees or consultants under the 2010 Plan.

In 2011, the Company granted a total of RSUs representing the rights to receive 15,016,320 ordinary shares under the 2010 Plan. For 5,118,120 of the RSUs granted, each of the grantee’s RSUs shall vest every month up to the first to fourth anniversary of the date of grant. And for the rest of the RSUs granted, each of the grantee’s RSUs shall vest every quarter up to the tenth quarter of the date of grant. Any RSUs that have not vested as of a change of control event shall become fully vested upon such date.

If the grantee’s employment is terminated for cause or he or she terminates with the Company or any subsidiary for any reason prior to the earlier of each vesting date or change of control (the “Restriction Period”), then all unvested RSUs will be forfeited and become null and void at no cost to the founders or the Company.

A summary of unvested restricted share unit activities as of December 31, 2010 and 2011 is presented below:

Unvested Restricted Share Units	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2008	7,450,000	0.20

Granted	2,100,000	0.47
Vested	—	—
Forfeited	—	—

Unvested at December 31, 2009	9,550,000	0.26

Expected to vest at December 31, 2009	9,550,000	0.26

Granted	2,200,000	0.66
Vested	(7,541,592)	0.23
Forfeited	—	—

Unvested at December 31, 2010	4,208,408	0.52

Expected to vest at December 31, 2010	3,716,408	0.52

Granted	15,016,320	0.64
Vested	(7,965,962)	0.63
Forfeited	(1,155,816)	0.57

Unvested at December 31, 2011	10,102,950	0.64

Expected to vest at December 31, 2011	10,102,950	0.64

The fair value of each RSU granted is based on the fair market value of the underlying ordinary shares on the date of grant. Management utilized the results from a third party valuation firm to assist in the determination of the fair value of the underlying ordinary shares on a retrospective basis before the consummation of the qualifying IPO dated October 19, 2010.

The total fair value of nonvested RSUs vested for the years ended December 31, 2009, 2010 and 2011 was nil, US$1,734,566 and US$4,983,591, respectively.

As of December 31, 2011, there was US$5,267,402 of total unrecognized compensation expense related to unvested RSUs under Founder’s 2008 Equity and Performance Incentive Plan and 2010 Plan, which is expected to be recognized over a weighted-average period of 2.0 years.

Share-based compensation expenses related to the RSUs granted by the Company under Founder’s 2008 Equity and Performance Incentive Plan and 2010 Plan amounted to approximately nil, US$2,817,520 and US$4,807,027 for the years ended December 31, 2009, 2010 and 2011, respectively.

2011 Share Incentive Plan

In August 2011, the Company established the 2011 Share Incentive Plan (the “2011 Plan”). Under the 2011 Plan, a committee of the board of directors, in its sole discretion, is authorized to grant options, restricted shares or RSUs to recipients including directors, employees and consultants. The maximum aggregate number of ordinary shares authorized for issuance, or the award pool, will be replenished to 2% of the then total outstanding of ordinary shares on an as-converted basis whenever the unissued ordinary shares reserved in the award pool account for no more than 10% of the award pool. As of December 31, 2011, there were no options, restricted shares or RSUs granted under the 2011 Plan.

Total share-based compensation expenses included in consolidated statements of operations is as follows

	2009	2010	2011
Share-based compensation included in:
Cost of revenues	178,906	1,002,750	2,146,727
Selling and marketing	4,274	227,351	290,271
General and administrative	68,770	2,517,774	3,790,560

	251,950	3,747,875	6,227,558